Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 20, 2026	Feb. 12, 2025	Dec. 31, 2024
Cash		$ 0		$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					15,000,000
Archimedes Tech SPAC Partners II Co
Cash		414,970		1,362,766			$ 0
Cash Equivalents, at Carrying Value		0		0			0
Asset, Held-in-Trust, Noncurrent		244,162,068		239,860,969			$ 0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 117,194			117,194
Payments of Stock Issuance Costs		75,000	$ 283,747	283,747
Accounts Payable and Accrued Liabilities, Noncurrent		$ 8,050,000		$ 8,050,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		11,920,000		11,920,000
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co
Warrants and Rights Outstanding				$ 1,725,000		$ 1,725,000
Warrants and Rights Outstanding, Fair Value Per Share						$ 0.15
Initial Public Offering and Private Placement [Member] | Archimedes Tech SPAC Partners II Co
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 13,175,520
Payments of Stock Issuance Costs		4,600,000		4,600,000
Accounts Payable and Accrued Liabilities, Noncurrent		8,050,000		8,050,000
Other Expenses		$ 525,520		$ 525,520